General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses		12 Months Ended
	Aug. 11, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Schedule of General and Administrative Expenses [Abstract]
Advertising and marketing expenses	$ 1,500	€ 323,651	€ 17,566	€ 1,210
Audit fees		151,486
Bad debt expenses		582,467	5,261
Bank and other charges		18,100	4,424	2,718
Cleaning expenses			8,888	9,250
Depreciation and amortization		297,385	96,311	68,881
Director’s payments (included in note 23)		194,042	118,699	58,164
Travel and entertainment expenses		370,758	33,651	13,172
Insurance		83,566	3,190	1,680
Listing fee			47,464
Office supplies, arena cleaning and administrative expenses		433,875	10,453	36,158
Professional and consultancy services - third parties		1,775,457	643,825	47,020
Professional and consultancy services - related parties			46,000
Expenses on short term leases		112,950	2,951	3,597
Share based expense		190,086
Sponsorship - related party			100,000	30,000
Staff costs		340,241	38,993
Stamp duties and other taxes		712,377	5,214	2,089
Subscriptions			427	5,454
Transportation and accommodation		67,096	39,466	11,613
Utilities and rent		58,961	3,344	1,729
Contingent consideration expenses		39,000
Player management expenses		387,781
Training and development expenses		44,551
Player registration and deletion		1,693
Warrant expense		198,209
Repairs and maintenance expenses		28,858
Other administrative expenses		5,192	72,746	23,934
General and administrative expenses, total		€ 6,417,782	€ 1,298,873	€ 316,669